UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 900 Third Avenue
         Suite 200
         New York, NY  10022

13F File Number:  028-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

 /s/    Samuel Jed Rubin     New York, NY/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $426,523 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CEMENTOS PACASMAYO S A A       SPON ADR REP 5   15126Q109      613    60000 SH       SOLE                    60000        0        0
COMPANIA CERVECERIAS UNIDAS    SPONSORED ADR    204429104      776    12440 SH       SOLE                    12440        0        0
GRAN TIERRA ENERGY INC         COM              38500T101    71188 14543450 SH       SOLE                 14543450        0        0
ISHARES TR                     RUSSELL 2000     464287655    58079   730000 SH  PUT  SOLE                   730000        0        0
NORTEL INVERSORA S A           SPON ADR PFD B   656567401      618    39574 SH       SOLE                    39574        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   279015  2050000 SH  PUT  SOLE                  2050000        0        0
TELEFONICA BRASIL SA           SPONSORED ADR    87936R106    16234   656194 SH       SOLE                   656194        0        0